Income Tax - Schedule of Deferred Tax Assets (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Unrecognised temporary differences
Start-up organisational expenses	$ 14,548,197
Exploration costs deducted for tax purposes	7,257,748	6,326,621
Carry forward tax losses	16,175,180
Total	37,981,125	6,326,621
Prepayments
Net unrecognised deferred tax asset/(liability)	$ 8,768,199	$ 1,455,123